Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Financial assets /(liabilities)
Cash and cash equivalents - Carrying Amount	$ 182,929	$ 204,763	$ 272,501
Restricted cash - Carrying Amount	9,657	15,763	$ 9,924
Investments - Carrying Amount	1,000	1,000
Series B Redeemable Preferred Shares - Carrying Amount	(50,000)	0
Debt - Carrying amount	(1,542,660)	(1,607,122)
Cash and cash equivalents - Fair Value	182,929	204,763
Restricted cash - Fair value	9,657	15,763
Investments - Fair Value	1,000	1,000
Series B Redeemable Preferred Shares - Fair Value	(50,000)	0
Debt - Fair Value	$ (1,542,660)	$ (1,607,122)